Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Nov. 30, 2022	Mar. 31, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Contribution by non-controlling interests							¥ 53,500	$ 7,696	¥ 0	¥ 0
Attributable to NCI							¥ 2,826,118		¥ 2,756,192				$ 406,525
Yuchai Xin Lan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	90.90%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control					¥ 50,000	$ 7,200
Major capital contribution transactions [member] | Yuchai Xin Lan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Attributable to NCI			¥ 70,000									$ 10,100
Changes in ownership interests in subsidiaries [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			67.00%	67.00%
Changes in ownership interests in subsidiaries [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			69.50%	69.50%
Changes in ownership interests in subsidiaries [member] | Yuchai Xin-Lan (Jiangsu) Hydrogen Energy Technology Co., Ltd [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		67.00%
Changes in ownership interests in subsidiaries [member] | Yuchai Xin-Lan (Jiangsu) Hydrogen Energy Technology Co., Ltd [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		76.40%
Major Investments In Subsidiaries [Member] | Guangxi Xing Yun Cloud Technology Co. Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Registered share capital		¥ 10,000									$ 1,400
Guangxi Guangtou Incubation Investment Fund and GIIT Investment Development Company [member] | Major capital contribution transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Contribution by non-controlling interests			¥ 20,000	$ 2,900